Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Trading revenues
Trading revenues	SFr 182	SFr 840	SFr 528	SFr 1,022	SFr 1,106
Interest rate products
Trading revenues
Trading revenues	(334)	430	(301)	96	556
Foreign exchange products
Trading revenues
Trading revenues	(60)	(215)	(31)	(275)	153
Equity/index-related products
Trading revenues
Trading revenues	114	740	723	854	396
Credit products
Trading revenues
Trading revenues	198	(328)	65	(130)	99
Commodity, emission and energy products
Trading revenues
Trading revenues	36	48	13	84	39
Other trading securities
Trading revenues
Trading revenues	228	SFr 165	59	393	(137)
Bank
Trading revenues
Trading revenues	SFr 231		SFr 534	1,087	1,048
Bank | Interest rate products
Trading revenues
Trading revenues				94	559
Bank | Foreign exchange products
Trading revenues
Trading revenues				(276)	152
Bank | Equity/index-related products
Trading revenues
Trading revenues				924	336
Bank | Credit products
Trading revenues
Trading revenues				(130)	99
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues				84	39
Bank | Other trading securities
Trading revenues
Trading revenues				SFr 391	SFr (137)